Description of Organization and Business Operations - Additional Details (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 21, 2022	Jan. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jul. 29, 2022	Dec. 31, 2020
Subsidiary Sale Of Stock [Line Items]
Proceeds from issuance of IPO units, net of offering costs							$ 101,141,418
Proceeds from issuance of private placement warrants						$ 5,738,000	5,738,000
Transaction costs			$ 3,622,500		$ 3,622,500		$ 3,622,500		$ 230,820
Business acquisition related costs			1,061,968	$ 0	1,061,968	$ 0
Sea Star Medical Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Aggregate consideration payable	$ 85,000,000
Common stock, par value	$ 0.0001
Business acquisition, common stock par value	$ 10
Business acquisition transaction costs capped amount	$ 800,000
Business acquisition transaction costs capped amount unrestricted cash	15,000,000
Net tangible assets	$ 5,000,001
Business acquisition related costs			$ 1.1		$ 1.1
Sea Star Medical Inc [Member] | Subsequent Event [Member]
Subsidiary Sale Of Stock [Line Items]
Business acquisition deposit in trust account								$ 1,035,000
Class A Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
IPO
Subsidiary Sale Of Stock [Line Items]
Stock issued		10,350,000
Sales price per unit		$ 10
IPO | Class A Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued		10,350,000
Sales price per unit		$ 10
Proceeds from issuance of IPO units, net of offering costs		$ 103,500,000
Common stock, par value		$ 11.5
Private Placement | Warrant
Subsidiary Sale Of Stock [Line Items]
Stock issued		5,738,000					5,738,000
Sales price per unit		$ 1					$ 1
Proceeds from issuance of private placement warrants		$ 5,738,000					$ 5,738,000
Private Placement | Class A Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued							5,738,000
Sales price per unit							$ 1
Proceeds from issuance of private placement warrants							$ 5,738,000
IPO and Private Placement [Member]
Subsidiary Sale Of Stock [Line Items]
Sales price per unit		$ 10.2					$ 10.2
Transaction costs		$ 6,211,902					$ 6,211,902
Underwriting discount		2,070,000					2,070,000
Deferred underwriting fee		3,622,500					3,622,500
Underwriter compensation		1,000					1,000
Other offering costs		518,402					518,402
Cash available for working capital		974,009					974,009
Proceeds from sale held in trust		105,570,000					$ 105,570,000
Maximum interest to pay dissolution expenses		$ 100,000